SUMMARY OF DISAGGREGATION OF REVENUES (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total		¥ 22,055,785	¥ 16,665,382	¥ 13,140,176
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total		17,978,875	15,010,878	11,837,623
Land [Member]
Disaggregation of Revenue [Line Items]
Total		1,670,630	240,000
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total		1,007,112	893,647	834,895
Management Service [Member]
Disaggregation of Revenue [Line Items]
Total		623,186	520,857	467,658
Real Estate And Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total		21,279,803	16,665,382	13,140,176
Solar Power Plants Sales [Member]
Disaggregation of Revenue [Line Items]
Total		561,331
Solar Power Plants Operation And Maintenance Income [Member]
Disaggregation of Revenue [Line Items]
Total		28,736
Electricity [Member]
Disaggregation of Revenue [Line Items]
Total		185,915
Solar Power And Related Services Subtotal [Member]
Disaggregation of Revenue [Line Items]
Total		775,982
Rimawari Kun Business [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	7,246,647	10,802,462	9,319,424
Rimawari Kun Pro Business [Member]
Disaggregation of Revenue [Line Items]
Total	[2]	13,067,561	4,528,377	2,583,039
Asset Management Business [Member]
Disaggregation of Revenue [Line Items]
Total	[3]	¥ 1,741,577	¥ 1,334,543	¥ 1,237,713

[1]	Represents real estate sales, land sales, brokerage services, value-added management services and solar power plants sales provided to individual customers (not including high-net-worth individuals).
[2]	Represents real estate sales, land sales, brokerage services, value-added management services and solar power plants sales provided to corporate customers and high-net-worth individuals.
[3]	Represents rental services, property management services, solar power plants operation and maintenance services and electricity sales provided to customers.